Investment property - Summary of assumptions used in valuation of investment property (Detail) - Investment property [member]	Dec. 31, 2023	Dec. 31, 2022
Average ERV
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	129.3	125.9
Long-term inflation
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	2.9	3.1
Long-term occupancy rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	97.1	97.1
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	3.1	2.9
Average NOI margin
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	93	93.7
Discount rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	9.6	10.3